Employee benefit plans	12 Months Ended
Dec. 31, 2024
Employee benefit plans
Employee benefit plans

22. Employee benefit plans

The Group’s PRC subsidiaries are required by law to contribute certain percentages of applicable salaries for retirement benefits, medical insurance benefits, housing funds, unemployment and other statutory benefits. The PRC government is directly responsible for the payments of such benefits. The Group contributed RMB373,024, RMB407,783 and RMB372,164 for the years ended December 31, 2022, 2023 and 2024, respectively, for such benefits.